RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Parenthetical) (Detail)1 MOP$ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MOP (MOP$)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Security deposit received, noncurrent	$ 309,799		$ 315,299
Irad Imaging and Diagnostic Medical Center Ltd [Member] | Transactions with affiliated companies [Member] | Security deposit Received [Member]
Related Party Transaction [Line Items]
Security deposit received, current	459	MOP$ 3,679
Security deposit received, noncurrent	1,494	11,973
Security deposit received	$ 1,953	MOP$ 15,652